CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 49,028,858,000	¥ 28,995,105,000
Deferred revenues, traffic support, marketing and promotion services to be provided to related parties	1,028,350,000	¥ 157,080,000
Deferred revenues, traffic support, marketing and promotion services to be provided to related parties	¥ 2,705,164,000
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000
Traffic support, marketing and promotion services
Deferred revenues, traffic support, marketing and promotion services to be provided to related parties | ¥	¥ 799,255,000	¥ 0
Deferred revenues, traffic support, marketing and promotion services to be provided to related parties | ¥	¥ 2,664,421,000	¥ 0
Class A ordinary shares
Ordinary shares, shares issued (in shares)	2,313,578,195	2,237,460,751
Ordinary shares, shares outstanding (in shares)	2,287,701,055	2,208,310,595
Class B ordinary shares
Ordinary shares, shares issued (in shares)	480,178,455	556,295,899
Ordinary shares, shares outstanding (in shares)	454,289,431	523,407,762
Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥	¥ 6,313,410,000	¥ 2,383,405,000